Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 01, 2023	Oct. 02, 2022	Oct. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and non-PEO
NEOs and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

										Value of Initial Fixed $100 Investment Based On (5) :
Fiscal Year (1)	Summary Compensation Table Total for Kevin Johnson	Compensation Actually Paid to Kevin Johnson (2)(3)	Summary Compensation Table Total for Howard Schultz	Compensation Actually Paid to Howard Schultz (2)(3)	Summary Compensation Table Total for Laxman Narasimhan	Compensation Actually Paid to Laxman Narasimhan (2)(3)		Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (2)(4)	Total Share- holder Return (3-Year)	Peer Group Total Share- holder Return (3-Year)	Net Income	Adjusted EPS (6)

2023	$0	$0	$757,597	$757,597	$14,604,531	$20,654,309		$5,232,397	$6,676,906	$114.96	$107.23	$4,124.5	$3.618

2022	$16,718,154	$1,938,250	$374,558	$374,558	$0	$0	(7)	$7,460,700	$2,368,335	$103.93	$94.25	$3,281.6	$3.010

2021	$20,425,162	$40,758,685	$0	$0	$0	$0		$5,901,721	$6,365,783	$136.25	$119.15	$4,199.3	$3.002

(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2023, 2022, and 2021.

Year	PEO	Non-PEO NEOs

2023	Laxman Narasimhan; Howard Schultz	Rachel Ruggeri, Michael Conway, Bradley E. Lerman, and Sara Kelly

2022	Howard Schultz; Kevin Johnson	Laxman Narasimhan; Rachel Ruggeri, John Culver, Michael Conway, and Rachel Gonzalez

2021	Kevin Johnson	Rachel Ruggeri, John Culver, Michael Conway, Rachel Gonzalez, Patrick Grismer, and Rosalind Brewer

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to the Summary Compensation Table for additional information).

(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to our PEOs in accordance with the Pay Versus Performance Rules:

	Kevin Johnson
Fiscal Year	2021	2022	2023

Summary Compensation Table Total	$20,425,162	$16,718,154	$0

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($14,755,014)	($15,385,875)	$0

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$15,067,557	$5,821,334	$0

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$13,773,087	($12,178,090)	$0

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$6,247,893	$6,216,807	$0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$745,921	$0

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

Compensation Actually Paid	$40,758,685	$1,938,250	$0

	Howard Schultz
Fiscal Year	2021	2022	2023

Summary Compensation Table Total	$0	$374,558	$757,597

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$0

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$0

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$0	$0

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	$0

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

Compensation Actually Paid	$0	$374,558	$757,597

	Laxman Narasimhan
Fiscal Year	2021	2022	2023

Summary Compensation Table Total	$0	$0	$14,604,531

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	($9,717,954)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$15,160,156

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$0	$275,413

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	$332,163

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

Compensation Actually Paid	$0	$0	$20,654,309

(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO
NEOs in accordance with the Pay Versus Performance Rules.

	Non-PEO NEOs
Fiscal Year	2021	2022	2023

Summary Compensation Table Total	$5,901,721	$7,460,700	$5,232,397

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,105,805)	($4,833,690)	($3,466,952)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,234,333	$3,307,886	$3,731,194

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$2,789,345	($1,901,074)	$153,303

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$430,912	$481,320	$698,348

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$984,174	($290,338)	$328,616

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($2,868,897)	($1,856,469)	$0

Compensation Actually Paid	$6,365,783	$2,368,335	$6,676,906

(5)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group cumulative total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on September 25, 2020, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using S&P 500 Consumer Discretionary, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
for our Annual Report on Form 10-K for the fiscal year ended October 1, 2023.

(6)
We have determined that adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal year 2023, to Company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). Adjusted EPS is a
non-GAAP
measure. Appendix A includes a reconciliation of adjusted EPS to the most directly comparable measure reported under GAAP as well as information regarding how these measures are calculated.

(7)	Mr. Narasimhan was an NEO for fiscal year 2022 but was not appointed as ceo until fiscal year 2023. As a result, Mr. Narasimhan has been included as a non-PEO NEO for fiscal year 2022.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs

2023	Laxman Narasimhan; Howard Schultz	Rachel Ruggeri, Michael Conway, Bradley E. Lerman, and Sara Kelly

2022	Howard Schultz; Kevin Johnson	Laxman Narasimhan; Rachel Ruggeri, John Culver, Michael Conway, and Rachel Gonzalez

2021	Kevin Johnson	Rachel Ruggeri, John Culver, Michael Conway, Rachel Gonzalez, Patrick Grismer, and Rosalind Brewer

Peer Group Issuers, Footnote
(5)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group cumulative total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on September 25, 2020, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using S&P 500 Consumer Discretionary, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
for our Annual Report on Form 10-K for the fiscal year ended October 1, 2023.

Adjustment To PEO Compensation, Footnote
(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to our PEOs in accordance with the Pay Versus Performance Rules:

	Kevin Johnson
Fiscal Year	2021	2022	2023

Summary Compensation Table Total	$20,425,162	$16,718,154	$0

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($14,755,014)	($15,385,875)	$0

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$15,067,557	$5,821,334	$0

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$13,773,087	($12,178,090)	$0

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$6,247,893	$6,216,807	$0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$745,921	$0

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

Compensation Actually Paid	$40,758,685	$1,938,250	$0

	Howard Schultz
Fiscal Year	2021	2022	2023

Summary Compensation Table Total	$0	$374,558	$757,597

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$0

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$0

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$0	$0

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	$0

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

Compensation Actually Paid	$0	$374,558	$757,597

	Laxman Narasimhan
Fiscal Year	2021	2022	2023

Summary Compensation Table Total	$0	$0	$14,604,531

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	($9,717,954)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$15,160,156

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$0	$275,413

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	$332,163

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

Compensation Actually Paid	$0	$0	$20,654,309

Non-PEO NEO Average Total Compensation Amount	$ 5,232,397	$ 7,460,700	$ 5,901,721
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,676,906	2,368,335	6,365,783
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO
NEOs in accordance with the Pay Versus Performance Rules.

	Non-PEO NEOs
Fiscal Year	2021	2022	2023

Summary Compensation Table Total	$5,901,721	$7,460,700	$5,232,397

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,105,805)	($4,833,690)	($3,466,952)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,234,333	$3,307,886	$3,731,194

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$2,789,345	($1,901,074)	$153,303

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$430,912	$481,320	$698,348

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$984,174	($290,338)	$328,616

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($2,868,897)	($1,856,469)	$0

Compensation Actually Paid	$6,365,783	$2,368,335	$6,676,906

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID, TSR, AND PEER GROUP TSR
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID AND NET INCOME
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID AND ADJUSTED EPS
Total Shareholder Return Vs Peer Group	COMPENSATION ACTUALLY PAID, TSR, AND PEER GROUP TSR
Tabular List, Table
Tabular Disclosure of Most Important Performance Measures
In accordance with the Pay Versus Performance Rules, the following table lists the four measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to the Company’s NEOs, for fiscal year 2023, to Company performance, as further described in our CD&A within the sections titled “
Fiscal Year 2023 Executive Compensation Overview
”

(see page 5
5
),

“
Financial Performance Goals (70%)
”

(see page
54
),
and
“
Fiscal Year 2023 PRSUs
”

(see page 5
8
).

Most Important Performance Measures

Adjusted EPS (1) (Company selected measure)

Adjusted Net Revenue (2)

Adjusted Operating Income (3)

Relative Total Shareholder Return

(1)
Adjusted EPS is a
non-GAAP
measure. Appendix A includes a reconciliation of adjusted EPS to the most directly comparable measure reported under GAAP as well as information regarding how these measures are calculated.

(2)
Adjusted net revenue is a
non-GAAP
measure. Appendix A includes a reconciliation of adjusted net revenue to the most directly comparable measure reported under GAAP as well as information regarding how these measures are calculated.

(3)
Adjusted operating income is a
non-GAAP
measure. Appendix A includes a reconciliation of adjusted operating income to the most directly comparable measure reported under GAAP as well as information regarding how these measures are calculated.

Total Shareholder Return Amount	$ 114.96	103.93	136.25
Peer Group Total Shareholder Return Amount	107.23	94.25	119.15
Net Income (Loss)	$ 4,124.5	$ 3,281.6	$ 4,199.3
Company Selected Measure Amount	3.618	3.01	3.002
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(6)
We have determined that adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal year 2023, to Company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). Adjusted EPS is a
non-GAAP
measure. Appendix A includes a reconciliation of adjusted EPS to the most directly comparable measure reported under GAAP as well as information regarding how these measures are calculated.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Laxman Narasimhan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,604,531	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 20,654,309	0	0
PEO Name	Laxman Narasimhan
Howard Schultz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 757,597	374,558	0
PEO Actually Paid Compensation Amount	$ 757,597	374,558	0
PEO Name	Howard Schultz
Kevin Johnson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	16,718,154	20,425,162
PEO Actually Paid Compensation Amount	$ 0	1,938,250	40,758,685
PEO Name	Kevin Johnson
PEO | Laxman Narasimhan [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,717,954)	0	0
PEO | Laxman Narasimhan [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,160,156	0	0
PEO | Laxman Narasimhan [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,413	0	0
PEO | Laxman Narasimhan [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Laxman Narasimhan [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	332,163	0	0
PEO | Laxman Narasimhan [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Howard Schultz [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Howard Schultz [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Howard Schultz [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Howard Schultz [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Howard Schultz [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Howard Schultz [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Kevin Johnson [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(15,385,875)	(14,755,014)
PEO | Kevin Johnson [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,821,334	15,067,557
PEO | Kevin Johnson [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(12,178,090)	13,773,087
PEO | Kevin Johnson [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	6,216,807	6,247,893
PEO | Kevin Johnson [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	745,921	0
PEO | Kevin Johnson [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,466,952)	(4,833,690)	(4,105,805)
Non-PEO NEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,731,194	3,307,886	3,234,333
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	153,303	(1,901,074)	2,789,345
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	698,348	481,320	430,912
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	328,616	(290,338)	984,174
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,856,469)	$ (2,868,897)